SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Government institutions	$ 13,068	$ 14,391
Customer advances	2,601	917
Deferred taxes (Note 16e)	2,567	4,143
Accrued royalties to the OCS (Note 14f)	0	1,170
Accrued expenses and other current liabilities	4,617	10,209
Total	$ 22,853	$ 30,830